SENIOR CONVERTIBLE NOTES (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Nov. 30, 2004	Dec. 31, 2013	Jan. 31, 2014 Subsequent Event [Member]
Senior Notes	$ 125,000
Debt Instrument, Interest Rate, Effective Percentage	2.00%
Debt Instrument, Repurchased Face Amount			300
Convertible Notes Payable, Noncurrent		$ 353
Debt Instrument, Maturity Date	Nov. 09, 2024